POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 29, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2015

This supplement supercedes and replaces in its entirety the supplement to the Statement of Additional Information dated September 4, 2015.

Effective October 1, 2015, the chart appearing on pages 124-125 is deleted and replaced with the following:

Fund	Fixed Administrative Fee	Variable Transaction Fee (Maximum)		Cash-In-Lieu Fee Applicable
PowerShares 1-30 Laddered Treasury Portfolio	$500	$2,000
PowerShares Build America Bond Portfolio	$500	$2,000	(1)
PowerShares California AMT-Free Municipal Bond Portfolio	$500	$2,000	(1)
PowerShares CEF Income Composite Portfolio	$500	$2,000
PowerShares Chinese Yuan Dim Sum Bond Portfolio	$500	$2,000	(1)	X
PowerShares DWA Developed Markets Momentum Portfolio	$1,500	$6,000		X
PowerShares DWA Emerging Markets Momentum Portfolio	$2,500	$10,000		X
PowerShares DWA SmallCap Momentum Portfolio	$500	$2,000
PowerShares Emerging Markets Infrastructure Portfolio	$2,300	$9,200		X
PowerShares Emerging Markets Sovereign Debt Portfolio	$500	$2,000	(2)	X
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	$3,100	$12,400		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$10,000	$40,000		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$10,000	$40,000		X
PowerShares FTSE RAFI Emerging Markets Portfolio	$4,000	$16,000		X
PowerShares Fundamental Emerging Markets Local Debt Portfolio	$500	$2,000	(3)	X
PowerShares Fundamental High Yield® Corporate Bond Portfolio	$500	$2,000	(2)
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	$500	$2,000	(2)
PowerShares Global Agriculture Portfolio	$700	$2,800		X
PowerShares Global Clean Energy Portfolio	$1,500	$6,000		X
PowerShares Global Gold and Precious Metals Portfolio	$1,000	$4,000		X
PowerShares Global Short Term High Yield Bond Portfolio	$500	$2,000		X
PowerShares Global Water Portfolio	$1,000	$4,000		X
PowerShares International BuyBack AchieversTM Portfolio	$500	$2,000		X
PowerShares International Corporate Bond Portfolio	$500	$2,000	(2)	X
PowerShares KBW Bank Portfolio	$500	$2,000
PowerShares KBW Capital Markets Portfolio	$500	$2,000
PowerShares KBW High Dividend Yield Financial Portfolio	$500	$2,000
PowerShares KBW Insurance Portfolio	$500	$2,000
PowerShares KBW Premium Yield Equity REIT Portfolio	$500	$2,000
PowerShares KBW Property & Casualty Insurance Portfolio	$500	$2,000
PowerShares KBW Regional Banking Portfolio	$500	$2,000
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	$500	$2,000
PowerShares National AMT-Free Municipal Bond Portfolio	$500	$2,000	(1)
PowerShares New York AMT-Free Municipal Bond Portfolio	$500	$2,000	(1)
PowerShares Preferred Portfolio	$500	$2,000
PowerShares S&P 500® High Beta Portfolio	$500	$2,000
PowerShares S&P 500® High Dividend Low Volatility Portfolio	$500	$2,000
PowerShares S&P 500® Low Volatility Portfolio	$500	$2,000
PowerShares S&P Emerging Markets High Beta Portfolio	$2,000	$8,000		X
PowerShares S&P Emerging Markets Low Volatility Portfolio	$2,000	$8,000		X
PowerShares S&P International Developed High Beta Portfolio	$1,800	$7,200		X
PowerShares S&P International Developed High Quality Portfolio	$2,300	$9,200		X
PowerShares S&P International Developed Low Volatility Portfolio	$2,100	$8,400		X
PowerShares S&P MidCap Low Volatility Portfolio	$500	$2,000
PowerShares S&P SmallCap Consumer Discretionary Portfolio	$500	$2,000
PowerShares S&P SmallCap Consumer Staples Portfolio	$500	$2,000
PowerShares S&P SmallCap Energy Portfolio	$500	$2,000
PowerShares S&P SmallCap Financials Portfolio	$500	$2,000
PowerShares S&P SmallCap Health Care Portfolio	$500	$2,000
PowerShares S&P SmallCap Industrials Portfolio	$500	$2,000
PowerShares S&P SmallCap Information Technology Portfolio	$500	$2,000
PowerShares S&P SmallCap Low Volatility Portfolio	$500	$2,000
PowerShares S&P SmallCap Materials Portfolio	$500	$2,000
PowerShares S&P SmallCap Utilities Portfolio	$500	$2,000
PowerShares Senior Loan Portfolio	$500	$2,000	(4)	X
PowerShares Variable Rate Preferred Portfolio	$500	$2,000
PowerShares VRDO Tax-Free Weekly Portfolio	$500	$2,000

(1)	With respect to creations and redemptions in cash for the PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio, the variable transaction fee may be up to 0.50% of the value of each Creation Unit.
(2)	With respect to creations and redemptions in cash for the PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio and PowerShares International Corporate Bond Portfolio, the variable transaction fee may be up to 0.25% of the value of each Creation Unit.
(3)	With respect to creations and redemptions in cash for the PowerShares Fundamental Emerging Markets Local Debt Portfolio, the variable transaction fee may be up to 1.00% of the value of each Creation Unit.
(4)	With respect to creations and redemptions in cash for the PowerShares Senior Loan Portfolio, the variable transaction fee may be up to 2.00% of the value of each Creation Unit.

Please Retain This Supplement For Future Reference.

P-PS-SAI-TRUSTII-SUP-5 092915